Amplify SILJ Junior Silver Miners Covered Call ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 62.7%		Shares	Value
Materials - 62.7% (a)
Cia de Minas Buenaventura SAA - ADR (b)		53,245	$ 1,559,546
Coeur Mining, Inc. (b)		68,620	1,119,878
Endeavour Silver Corp. (b)(c)		277,020	2,293,726
First Majestic Silver Corp. (b)		208,373	3,534,006
Fortuna Mining Corp. (b)(c)		226,742	1,915,970
Franco-Nevada Corp. (b)		9,261	1,930,363
Hecla Mining Co. (b)		234,340	3,615,866
Hycroft Mining Holding Corp. (b)(c)		48,359	1,131,601
McEwen, Inc. (b)(c)(d)		166,901	3,025,915
OR Royalties, Inc. (b)		59,683	1,887,773
Pan American Silver Corp. (b)		46,308	2,074,135
Royal Gold, Inc. (b)		8,953	1,787,108
Seabridge Gold, Inc. (b)(c)		101,925	2,623,550
Skeena Resources Ltd. (c)		92,629	2,469,489
SSR Mining, Inc. (b)(c)		38,725	1,095,143
Valor Gold Corp. (c)		805	2,093
Wheaton Precious Metals Corp. (b)		17,464	1,961,557
TOTAL COMMON STOCKS (Cost $35,349,805)			34,027,719

AFFILIATED EXCHANGE TRADED FUNDS - 24.8%		Shares	Value
Amplify Junior Silver Miners ETF (b)(e)		517,631	13,416,995
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $14,424,106)			13,416,995

PURCHASED OPTIONS - 1.5% (c)	Notional Amount	Contracts	Value
Call Options - 1.5% (b)(f)(g)
Amplify Junior Silver Miners ETF
Expiration: 07/17/2026; Exercise Price: $29.00 (h)	11,718,432	4,521	192,142
Expiration: 07/17/2026; Exercise Price: $30.00 (h)	1,358,208	524	14,148
Expiration: 07/17/2026; Exercise Price: $33.00 (h)	339,552	131	4,585
Cia de Minas Buenaventura SAA, Expiration: 07/17/2026; Exercise Price: $35.00	1,558,228	532	14,630
Coeur Mining, Inc., Expiration: 07/17/2026; Exercise Price: $17.50	1,119,552	686	34,300
First Majestic Silver Corp., Expiration: 07/17/2026; Exercise Price: $18.00	3,537,856	2,086	117,859
Franco-Nevada Corp.
Expiration: 07/17/2026; Exercise Price: $230.00	1,834,272	88	10,780
Expiration: 07/17/2026; Exercise Price: $250.00	83,376	4	290
Hecla Mining Co., Expiration: 07/17/2026; Exercise Price: $16.00	3,615,249	2,343	146,437
Hycroft Mining Holding Corp., Expiration: 07/17/2026; Exercise Price: $26.00	1,130,220	483	54,338
iShares Silver Trust
Expiration: 07/17/2026; Exercise Price: $57.00	374,290	70	5,670
Expiration: 07/17/2026; Exercise Price: $61.00	278,044	52	1,378
Expiration: 07/17/2026; Exercise Price: $67.00	6,357,583	1,189	11,890
Expiration: 07/17/2026; Exercise Price: $76.00	7,009,917	1,311	7,866
McEwen, Inc., Expiration: 07/17/2026; Exercise Price: $20.00	3,025,897	1,669	66,760
OR Royalties, Inc., Expiration: 07/17/2026; Exercise Price: $40.00	1,885,148	596	2,980
Pan American Silver Corp.
Expiration: 07/17/2026; Exercise Price: $48.00	1,813,995	405	34,425
Expiration: 07/17/2026; Exercise Price: $56.00	210,513	47	940
Expiration: 07/17/2026; Exercise Price: $60.00	49,269	11	248
Royal Gold, Inc.
Expiration: 07/17/2026; Exercise Price: $220.00	79,844	4	550
Expiration: 07/17/2026; Exercise Price: $240.00	1,696,685	85	2,975
Seabridge Gold, Inc.

Expiration: 07/17/2026; Exercise Price: $29.00	162,162	63		3,465
Expiration: 07/17/2026; Exercise Price: $30.00	2,460,744	956		38,240
SSR Mining, Inc., Expiration: 07/17/2026; Exercise Price: $33.00	1,094,436	387		9,675
Wheaton Precious Metals Corp., Expiration: 07/17/2026; Exercise Price: $120.00	1,954,368	174		32,190
TOTAL PURCHASED OPTIONS (Cost $2,192,223)				808,761

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 15.2%		Par		Value
3.61%, 07/09/2026 (i)		1,572,000		1,570,735
3.59%, 08/06/2026 (i)		1,465,000		1,459,711
3.61%, 09/03/2026 (i)		1,156,000		1,148,509
3.84%, 12/10/2026 (i)		4,165,000		4,093,779
TOTAL U.S. TREASURY BILLS (Cost $8,273,632)				8,272,734

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (j)		2,168,885		2,168,885
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,168,885)				2,168,885

TOTAL INVESTMENTS - 108.2% (Cost $62,408,651)				58,695,094
Liabilities in Excess of Other Assets - (8.2)%			(0.08210)	(4,453,160)
TOTAL NET ASSETS - 100.0%				$ 54,241,934

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,125,507.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	100 shares per contract.
(g)	Exchange-traded.
(h)	Underlying reference entity is an affiliated security as defined by the Investment Company Act of 1940.
(i)	The rate shown is the annualized yield as of June 30, 2026.
(j)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify SILJ Junior Silver Miners Covered Call ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (8.2)%	Notional Amount	Contracts	Value
Call Options - (2.8)% (a)(b)
Amplify Junior Silver Miners ETF (c)
Expiration: 07/17/2026; Exercise Price: $27.00	$ (11,718,432)	(4,521)	$ (382,025)
Expiration: 07/17/2026; Exercise Price: $28.00	(1,358,208)	(524)	(25,152)
Expiration: 07/17/2026; Exercise Price: $31.00	(339,552)	(131)	(2,555)
Cia de Minas Buenaventura SAA, Expiration: 07/17/2026; Exercise Price: $33.00	(1,558,228)	(532)	(25,270)
Coeur Mining, Inc., Expiration: 07/17/2026; Exercise Price: $17.00	(1,119,552)	(686)	(44,590)
Endeavour Silver Corp., Expiration: 07/17/2026; Exercise Price: $10.00	(2,293,560)	(2,770)	(34,625)
First Majestic Silver Corp., Expiration: 07/17/2026; Exercise Price: $17.00	(3,537,856)	(2,086)	(198,170)
Fortuna Mining Corp., Expiration: 07/17/2026; Exercise Price: $10.00	(1,915,615)	(2,267)	(17,002)
Franco-Nevada Corp.
Expiration: 07/17/2026; Exercise Price: $220.00	(1,834,272)	(88)	(24,420)
Expiration: 07/17/2026; Exercise Price: $240.00	(83,376)	(4)	(380)
Hecla Mining Co., Expiration: 07/17/2026; Exercise Price: $15.00	(3,615,249)	(2,343)	(255,387)
Hycroft Mining Holding Corp., Expiration: 07/17/2026; Exercise Price: $25.00	(1,130,220)	(483)	(68,827)
iShares Silver Trust
Expiration: 07/17/2026; Exercise Price: $54.50	(374,290)	(70)	(11,445)
Expiration: 07/17/2026; Exercise Price: $58.00	(278,044)	(52)	(3,120)
Expiration: 07/17/2026; Exercise Price: $64.00	(6,357,583)	(1,189)	(17,835)
McEwen, Inc.
Expiration: 07/17/2026; Exercise Price: $18.00	(181,300)	(100)	(11,250)
Expiration: 07/17/2026; Exercise Price: $19.00	(2,844,597)	(1,569)	(121,597)
OR Royalties, Inc., Expiration: 07/17/2026; Exercise Price: $35.00	(1,885,148)	(596)	(20,860)
Pan American Silver Corp.
Expiration: 07/17/2026; Exercise Price: $46.00	(1,813,995)	(405)	(65,813)
Expiration: 07/17/2026; Exercise Price: $53.00	(210,513)	(47)	(822)
Expiration: 07/17/2026; Exercise Price: $55.00	(49,269)	(11)	(110)
Royal Gold, Inc.
Expiration: 07/17/2026; Exercise Price: $210.00	(79,844)	(4)	(1,320)
Expiration: 07/17/2026; Exercise Price: $230.00	(1,696,685)	(85)	(5,738)
Seabridge Gold, Inc.
Expiration: 07/17/2026; Exercise Price: $27.00	(162,162)	(63)	(5,985)
Expiration: 07/17/2026; Exercise Price: $28.00	(2,460,744)	(956)	(64,530)
SSR Mining, Inc., Expiration: 07/17/2026; Exercise Price: $31.00	(1,094,436)	(387)	(21,285)
Wheaton Precious Metals Corp., Expiration: 07/17/2026; Exercise Price: $115.00	(1,954,368)	(174)	(60,900)
Total Call Options			(1,491,013)

Put Options - (5.4)%
iShares Silver Trust, Expiration: 07/17/2026; Exercise Price: $76.01 (a)(b)	(7,009,917)	(1,311)	(2,939,236)
TOTAL WRITTEN OPTIONS (Premiums received $3,768,579)			$ (4,430,249)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Underlying reference entity is an affiliated security as defined by the Investment Company Act of 1940.

Amplify SILJ Junior Silver Miners Covered Call ETF
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

COMMON STOCKS - (0.0)%(a)	Shares	Value
Materials - (0.0)% (a)(b)
Valor Gold Corp.	(3,995)	$ (10,422)
TOTAL COMMON STOCKS (Proceeds $10,539)		(10,422)

TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $10,539)		$ (10,422)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify SILJ Junior Silver Miners Covered Call ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 34,027,719	$ –	$ –	$ 34,027,719
Affiliated Exchange Traded Funds	13,416,995	–	–	13,416,995
Purchased Options	–	808,761	–	808,761
U.S. Treasury Bills	–	8,272,734	–	8,272,734
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,168,885
Total Investments	$ 47,444,714	$ 9,081,495	$ –	$ 58,695,094

Liabilities:
Investments:
Written Options	$ –	$ (4,430,249)	$ –	$ (4,430,249)
Common Stocks	(10,422)	–	–	(10,422)
Total Investments	$ (10,422)	$ (4,430,249)	$ –	$ (4,440,671)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Amplify SILJ Junior Silver Miners Covered Call ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Amplify Junior Silver Miners ETF	$ 1,745,165	$ 14,010,633	$ (1,276,978)	$ 175,924	$ (1,237,749)	$ 13,416,995	517,631	$ 96,069	$ –
	$ 1,745,165	$ 14,010,633	$ (1,276,978)	$ 175,924	$ (1,237,749)	$ 13,416,995	517,631	$ 96,069	$ –